Interest Bearing Loans and Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 22,822	$ 13,360
Non-current portion of interest-bearing loans and borrowings		537,213	506,999
Less: deferred finance costs, net		(19,444)	(5,430)
Total interest-bearing loans and borrowings		540,591	514,929	$ 530,187	$ 532,746
Notes 2025
Disclosure of detailed information about borrowings [Line Items]
Non-current portion of interest-bearing loans and borrowings		500,000	0
Less: deferred finance costs, net		$ (19,414)
Interest Rate		Fixed rate of 10.75%
Maturity		Jul. 01, 2025
Notes 2022
Disclosure of detailed information about borrowings [Line Items]
Non-current portion of interest-bearing loans and borrowings		$ 0	375,000
Less: deferred finance costs, net			(3,323)
Interest Rate		Fixed rate of 7.25%
Maturity		Prepaid in full on July 8, 2020
Term Loan B Facility
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 0	1,000
Non-current portion of interest-bearing loans and borrowings		$ 0	97,000
Less: deferred finance costs, net			(2,056)
Interest Rate		Three-month LIBOR plus 4.75%
Maturity		Prepaid in full on July 8, 2020
Notes Payable
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 5,475	4,841
Non-current portion of interest-bearing loans and borrowings		12,367	17,628
Less: deferred finance costs, net		(5,949)
Total interest-bearing loans and borrowings		$ 17,842
Interest Rate		Six-month LIBOR
Maturity	[1]	Nov. 02, 2024
Seller’s credit for the construction of six liquid barges
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 1,901	0
Non-current portion of interest-bearing loans and borrowings		9,146	0
Total interest-bearing loans and borrowings		$ 11,047
Interest Rate		Fixed rate of 8.5%
Maturity	[2]	Nov. 16, 2025
BBVA Loan
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 0	6,050
Non-current portion of interest-bearing loans and borrowings		$ 0	8,225
Interest Rate		Six-month LIBOR plus 3.25%
Maturity		Prepaid in full on July 8, 2020
New BBVA Loan
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 14,000	0
Non-current portion of interest-bearing loans and borrowings		8,000	0
Total interest-bearing loans and borrowings		$ 22,000
Interest Rate		Six-month LIBOR plus 3.25%
Maturity		Mar. 31, 2022
Term Bank Loan
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 1,400	1,400
Non-current portion of interest-bearing loans and borrowings		7,700	9,100
Less: deferred finance costs, net		(30)	(51)
Total interest-bearing loans and borrowings		$ 9,100
Interest Rate		Three-month LIBOR plus 3.15%
Maturity		May 18, 2022
Loan for Nazira
Disclosure of detailed information about borrowings [Line Items]
Current portion of interest-bearing loans and borrowings		$ 46	69
Non-current portion of interest-bearing loans and borrowings		$ 0	$ 46
Interest Rate		Fixed rate of 6.00%
Maturity		Aug. 10, 2021

[1]	Includes 32 different drawdown events and maturity dates are scheduled on the 16th and last semi-annual installments after the completion of each Drawdown Event.
[2]	Includes six different drawdown events and maturity dates are scheduled on the 20th and last quarterly installments from the drawdown date of each individual barge based on the barge's delivery date.